Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Changes and Error Corrections [Abstract]
Summary of Impact of Restatement on Financial Statements
The impact of the restatement on the Company’s financial statements is reflected in the following table.

Unaudited Balance Sheet as of March 31, 2021	As Previously Reported	Adjustment	As Restated
Common stock subject to possible redemption	$262,428,430	$13,571,570	$276,000,000
Common stock	826	(136)	690
Additional paid-in capital	5,049,658	(5,049,658)	—
Accumulated deficit	(50,480)	(8,521,776)	(8,572,256)
Total stockholders’ equity (deficit)	$5,000,004	$(13,571,570)	$(8,571,566)
Number of shares subject to redemption	26,242,843	1,357,157	27,600,000

Unaudited Statement of Operations for the three months ended March 31, 2021	As Previously Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, common stock subject to redemption	19,231,241	3,875,426	23,106,667
Basic and diluted net loss per share	$—	$(0.00)	$(0.00)
Basic and diluted weighted average shares outstanding, common stock	13,815,426	(6,915,426)	6,900,000
Basic and diluted net loss per share	$(0.00)	$—	$(0.00)

Unaudited Statement of Changes in Stockholders’ Equity (Deficit) for the three months ended March 31, 2021	As Previously Reported	Adjustment	As Restated
Sale of 27,600,000 Units, net of underwriting discount and offering expenses	$267,453,914	$(267,451,154)	$2,760
Change in common stock subject to possible redemption	(262,428,430)	262,428,430	—
Common stock subject to possible redemption	—	(2,760)	(2,760)
Sale of 7,270,000 Private Placement Warrants through over-allotment	—	7,270,000	7,270,000
Subsequent remeasurement under ASC 480-10-S99	$—	$(15,816,086)	$(15,816,086)

Unaudited Statement of Cash Flows for the three months ended March 31, 2021	As Previously Reported	Adjustment	As Restated
Initial value of common stock subject to possible redemption	$227,738,380	$48,261,620	$276,000,000
Change in value of common stock subject to possible redemption	$34,690,050	$(34,690,050)	$—

Unaudited Balance Sheet as of June 30, 2021	As Previously Reported	Adjustment	As Restated
Common stock subject to possible redemption	$262,308,840	$13,691,160	$276,000,000
Common stock	827	(137)	690
Additional paid-in capital	5,169,247	(5,169,247)	—
Accumulated deficit	(170,069)	(8,521,776)	(8,691,845)
Total stockholders’ equity (deficit)	$5,000,005	$(13,691,160)	$(8,691,155)
Number of shares subject to redemption	26,230,884	1,369,116	27,600,000

Unaudited Statement of Operations for the three months ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, common stock subject to redemption	26,242,843	1,357,157	27,600,000
Basic and diluted net loss per share	$—	$(0.00)	$(0.00)
Basic and diluted weighted average shares outstanding, common stock	8,257,157	(1,357,157)	6,900,000
Basic and diluted net loss per share	$(0.01)	$0.01	$(0.00)

Unaudited Statement of Operations for the six months ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, common stock subject to redemption	22,756,411	2,609,335	25,365,746
Basic and diluted net loss per share	$—	$(0.01)	$(0.01)
Basic and diluted weighted average shares outstanding, common stock	12,830,882	(5,930,882)	6,900,000
Basic and diluted net loss per share	$(0.01)	$—	$(0.01)

Unaudited Statement of Changes in Stockholders’ Equity (Deficit) for the three months ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Change in common stock subject to possible redemption	119,590	(119,590)	—

Unaudited Statement of Changes in Stockholders’ Equity (Deficit) for the six months ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Sale of 27,600,000 Units, net of underwriting discount and offering expenses	$267,453,914	$(267,451,154)	$2,760
Change in common stock subject to possible redemption	(262,308,840)	262,308,840	—
Common stock subject to possible redemption	—	(2,760)	(2,760)
Sale of 7,270,000 Private Placement Warrants through over-allotment	—	7,270,000	7,270,000
Subsequent remeasurement under ASC 480-10-S99	$—	$(15,816,086)	$(15,816,086)

Unaudited Statement of Cash Flows for the six months ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Initial value of common stock subject to possible redemption	$227,738,380	$48,261,620	$276,000,000
Change in value of common stock subject to possible redemption	$34,570,460	$(34,570,460)	$—